Debt and Derivative Instruments	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Debt and Derivative Instruments
(9)	Debt and Derivative Instruments

Debt

The following represents the Company’s debt obligations as of March 31, 2021 and December 31, 2020:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	March 31, 2021		December 31, 2020
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,158,837	1.61%	$1,433,919	1.65%	September 2023
TL 2019 Term Loan	145,512	3.50%	148,131	3.50%	December 2026
TL 2021 Term Loan	69,039	2.65%	—	0.00%	February 2028
TMCL II Secured Debt Facility (1)	669,221	1.91%	646,551	1.91%	July 2026
TMCL VI Term Loan	217,440	4.29%	223,630	4.29%	February 2038
TMCL VII 2019-1 Bonds	293,477	4.02%	300,305	4.02%	April 2044
TMCL VII 2020-1 Bonds	418,242	3.07%	429,600	3.07%	August 2045
TMCL VII 2020-2 Bonds	573,256	2.26%	587,183	2.26%	September 2045
TMCL VII 2020-3 Bonds	209,232	2.15%	214,168	2.15%	September 2045
TMCL VII 2021-1 Bonds	540,170	1.72%	—	0.00%	February 2046
TAP Funding Revolving Credit Facility	—	—	131,857	2.11%	December 2021
Total debt obligations	$4,294,426		$4,115,344
Amount due within one year	$295,518		$408,365
Amounts due beyond one year	$3,998,908		$3,706,979

(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

In February 2021, Textainer Marine Containers VII Limited (“TMCL VII”) issued $523,500 of aggregate Class A and $26,500 of aggregate Class B Series 2021-1 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-1 Bonds”). Under the terms of the TMCL VII 2021-1 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-1 Bonds were primarily used to pay down the Company’s revolving credit facilities to create additional borrowing capacity for future container investments.

In February 2021, TL completed a $70,270 fixed rate term loan (the “TL 2021 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under this term loan is based on a fixed rate of 2.65% per annum, payable monthly in arrears. Proceeds from this term loan were used to pay down TL’s revolving credit facility.

In February 2021, the Company fully repaid and terminated the TAP Funding Revolving Credit Facility prior to its scheduled maturity. During the three months ended March 31, 2021, unamortized debt issuance costs of $267 was written-off related to the early extinguishment of TAP Funding Revolving Credit Facility.

The Company’s debt agreements contain various restrictive financial and other covenants, and the Company was in full compliance with these restrictive covenants at March 31, 2021.

The following is a schedule of the Company’s outstanding borrowings and borrowing capacities, as of March 31, 2021:

	Total Borrowing	Available Borrowing, as limited by the Borrowing Base	Current and Available Borrowing, as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$1,163,000	$166,388	$1,329,388	$1,500,000
TL 2019 Term Loan	146,788	—	146,788	146,788
TL 2021 Term Loan	69,827	—	69,827	69,827
TMCL II Secured Debt Facility	671,731	—	671,731	1,200,000
TMCL VI Term Loan	218,821	—	218,821	218,821
TMCL VII 2019-1 Bonds (1)	296,334	—	296,334	296,334
TMCL VII 2020-1 Bonds (1)	422,644	—	422,644	422,644
TMCL VII 2020-2 Bonds (1)	579,382	—	579,382	579,382
TMCL VII 2020-3 Bonds (1)	210,945	—	210,945	210,945
TMCL VII 2021-1 Bonds (1)	546,332	—	546,332	546,332
Total (2)	$4,325,804	$166,388	$4,492,192	$5,191,073

(1)	Amounts on the TMCL VII 2019-1 Bonds, 2020-1 Bonds, 2020-2 Bonds, 2020-3 Bonds and 2021-1 Bonds, exclude an unamortized discount of $77, $74, $149, $78 and $167, respectively.
(2)	Total borrowing for all debts excludes unamortized prepaid debt issuance costs in an aggregate amount of $30,833.

For further discussion on the Company’s debt instruments, please refer to Item 18, “Financial Statements – Note 8” in our 2020 Form 20-F.

Derivative Instruments and Hedging Activities

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments using observable (Level 2) market inputs. The valuation also reflects the credit standing of the Company and the counterparties to the derivative agreements. The credit valuation adjustment was determined to be $103 and $247 (both were additions to the net fair value) as of March 31, 2021 and December 31, 2020, respectively.

Derivative instruments are designated or non-designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized. The change in fair value of derivative instruments that are not designated for hedge accounting are recognized in earnings during the period of change.

The following table summarizes the fair value of the derivative instruments that were reflected on a gross basis on the condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Assets
Interest rate swaps - designated as hedges	$2,188	$47
Total	$2,188	$47
Liabilities
Interest rate swaps - designated as hedges	$6,171	$9,665
Interest rate swaps - not designated as hedges	14,477	19,570
Total	$20,648	$29,235

The following is a summary of the Company’s derivative instruments as of March 31, 2021:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.73% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$452,500
Interest rate swap contracts with several banks, with fixed rates between 0.17% and 1.58% per annum, amortizing notional amounts, with termination dates through April 30, 2027, designated	708,250
Interest rate cap contract at 3.11% fixed rate with a termination date of March 31, 2022	70,000
Total notional amount as of March 31, 2021	$1,230,750

Over the next twelve months, the Company expects to reclassify an estimated net loss of $4,438 related to the designated interest rate swap agreements from “accumulated other comprehensive loss” in the condensed consolidated statements of shareholders’ equity to “interest expense” in the condensed consolidated statements of operations. The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three months ended March 31, 2021 and 2020:

		Three Months Ended March 31,
Derivative instruments	Financial Statement Caption	2021	2020
Non-designated	Realized loss on derivative instruments, net	$(2,956)	$(1,526)
Non-designated	Unrealized gain (loss) on derivative instruments, net	$3,192	$(14,937)
Designated	Other comprehensive income (loss)	$4,442	$(8,858)
Designated	Interest (expense) income, net	$(1,194)	$62

For further discussion on the Company’s derivative instruments, please refer to Item 18, “Financial Statements – Note 9” in our 2020 Form 20-F.